Investor A Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - BlackRock Sustainable Advantage Global Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Sustainable Aware Advantage Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Sustainable Aware Advantage Global Equity Fund (the “Fund”, formerly known as BlackRock Sustainable Advantage Global Equity Fund), a series of BlackRock FundsSM (the “Trust”), is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.